Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure of tax expense/(benefit) recognized and its relationship with accounting profit [text block]
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Tax expense / (benefit)
Swiss
Current 680 482 365
Deferred 34 116 265
Total Swiss 714 598 630
Non-Swiss
Current 884 749 426
Deferred 400 236 211
Total non-Swiss 1,284 985 637
Total income tax expense / (benefit) recognized in the income statement 1,998 1,583 1,267

Disclosure Of Details Of Major Components Of Tax Expense Income Explanatory
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Operating profit / (loss) before tax 9,484 8,155 5,577
of which: Swiss 3,334 3,403 2,571
of which: non-Swiss 6,150 4,752 3,006
Income taxes at Swiss tax rate of 18.5 % for 2021, 19.5 % for 2020 and 20.5 % for 2019 1,755 1,590 1,143
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate 234 110 82
Tax effects of losses not recognized 124 144 131
Previously unrecognized tax losses now utilized (179) (212) (265)
Non-taxable and lower-taxed income (278) (394) (351)
Non-deductible expenses and additional taxable income 510 385 732
Adjustments related to prior years – current tax (40) (67) (5)
Adjustments related to prior years – deferred tax (10) 12 (6)
Change in deferred tax recognition (342) (381) (294)
Adjustments to deferred tax balances arising from changes

in tax rates
(5) 234 (9)
Other items 231 161 107
Income tax expense / (benefit) 1,998 1,583 1,267

Disclosure Of Total Recognized And Unrecognized Deferred Tax Assets And Deferred Tax Liabilities Explanatory
USD million 31.12.21 31.12.20
Deferred tax assets
1
Gross
Valuation
allowance Recognized Gross
Valuation
allowance Recognized
Tax loss carry-forwards 13,636 (9,193) 4,443 14,108 (8,715) 5,393
Temporary differences 5,133 (700) 4,433 4,384 (565) 3,819
of which: related to real estate costs capitalized for US

tax
purposes 2,272 0 2,272 2,268 0 2,268
of which: related to compensation and benefits 1,222 (209) 1,013 1,128 (173) 955 of which: other 1,639 (491) 1,148 989 (392) 564
Total deferred tax assets 18,769 (9,893) 8,876
2
18,492 (9,280) 9,212
2
of which: related to the US 8,521 8,780
of which: related to other locations 355 431
Deferred tax liabilities
Cash flow hedges 118 425
Other 183 139
Total deferred tax liabilities 300 564
1 After offset of DTLs, as applicable.

2 As of 31 December 2021, the Group recognized DTAs

of USD
77

million (31 December 2020: USD
138

million) in respect of entities that incurred losses in either the current
or preceding year.

Disclosure Of Expiry Of Unused Tax Losses Explanatory
Unrecognized tax loss carry-forwards
USD million 31.12.21 31.12.20
Within 1 year 141 146
From 2 to 5 years 1,026 638
From 6 to 10 years 13,283 13,257
From 11 to 20 years 2,093 3,858
No expiry 18,147 17,227
Total 34,690 35,127
of which: related to the US
1
14,870 16,256
of which: related to the UK 14,909 13,848
of which: related to other locations 4,911 5,023
1 Related to UBS AG's US branch.

UBS AG
Entity [Table]
Disclosure of tax expense/(benefit) recognized and its relationship with accounting profit [text block]
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Tax expense / (benefit)
Swiss
Current 614 417 336
Deferred 26 107 246
Total Swiss 640 524 582
Non-Swiss

Current 857 715 402
Deferred 406 248 214
Total non-Swiss 1,263 963 616
Total income tax expense / (benefit) recognized in the income statement 1,903 1,488 1,198

Disclosure Of Details Of Major Components Of Tax Expense Income Explanatory
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Operating profit / (loss) before tax

8,964

7,699

5,169
of which: Swiss 2,983 3,042 2,297
of which: non-Swiss 5,981 4,657 2,872
Income taxes at Swiss tax rate of 18.5 % for 2021, 19.5 % for 2020 and 20.5 % for 2019 1,658 1,501 1,060
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate 217 96 72
Tax effects of losses not recognized 124 144 131
Previously unrecognized tax losses now utilized (179) (212) (265)
Non-taxable and lower-taxed income (252) (381) (305)
Non-deductible expenses and additional taxable income 487 373 713
Adjustments related to prior years – current tax (38) (66) 1
Adjustments related to prior years – deferred tax (3) 18 (6)
Change in deferred tax recognition (341) (383) (293)
Adjustments to deferred tax balances arising from changes

in tax rates
(1) 235 (9)
Other items 230 163 99
Income tax expense / (benefit)

1,903 1,488 1,198

Disclosure Of Total Recognized And Unrecognized Deferred Tax Assets And Deferred Tax Liabilities Explanatory
USD million 31.12.21 31.12.20
Deferred tax assets
1
Gross
Valuation
allowance Recognized Gross
Valuation
allowance Recognized
Tax loss carry-forwards 13,636 (9,193) 4,443 14,108 (8,715) 5,393
Temporary differences 5,092 (696) 4,396 4,343 (561) 3,782
of which: related to real estate costs capitalized for US

tax
purposes 2,272 0 2,272 2,268 0 2,268
of which: related to compensation and benefits 1,200 (209) 991 1,112 (173) 939 of which: other 1,620 (487) 1,133 963 (388) 574
Total deferred tax assets 18,728 (9,889) 8,839
2
18,450 (9,276) 9,174
2
of which: related to the US 8,521 8,780
of which: related to other locations 318 394
Deferred tax liabilities
Cash flow hedges 118 425
Other 179 133
Total deferred tax liabilities 297 558
1 After offset of DTLs, as applicable.

2 As of 31 December 2021, UBS AG recognized DTAs

of USD
77

million (31 December 2020: USD
138

million) in respect of entities that incurred losses in either the current or preceding year.

Disclosure Of Expiry Of Unused Tax Losses Explanatory
Unrecognized tax loss carry-forwards
USD million 31.12.21 31.12.20
Within 1 year 141 146
From 2 to 5 years 1,026 638
From 6 to 10 years 13,283 13,257
From 11 to 20 years 2,093 3,858
No expiry 18,147 17,227
Total 34,690 35,127
of which: related to the US
1
14,870 16,256
of which: related to the UK 14,909 13,848
of which: related to other locations 4,911 5,023
1 Related to UBS AG's US branch.